Aristotle Small Cap Equity Fund
SUMMARY SECTION – Aristotle Small Cap Equity Fund
Investment Objective
The investment objective of the Aristotle Small Cap Equity Fund (the "Small Cap Equity Fund") is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aristotle Small Cap Equity Fund Class I USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle Small Cap Equity Fund Class I	[1]
Management fees	0.75%
Distribution (Rule 12b-1) fees	none
Shareholder servicing fees	0.15%
All other expenses	8.28%
Other expenses	8.43%
Acquired fund fees and expenses	0.08%
Total annual fund operating expenses	9.26%	[2]
Fees waived and/or expenses reimbursed	(8.28%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.98%	[2],[3]
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The total annual fund operating expenses and total annual fund operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Small Cap Equity Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.90% of the Small Cap Equity Fund's average daily net assets. This agreement is in effect until April 30, 2027, and it may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Small Cap Equity Fund, subject to certain limitations, of fees waived or payments made to the Small Cap Equity Fund for a period ending three full fiscal years after the date of the waiver or payment, provided that the reimbursement does not cause the Fund's annual expense ratio to exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund's expenses, or (b) the limitation on Fund expenses at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Small Cap Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Cap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Equity Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Aristotle Small Cap Equity Fund | Class I | USD ($)	100	312	542	1,201

Portfolio Turnover

The Small Cap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Small Cap Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Equity Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Equity Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies. Aristotle Capital Boston, LLC, the Small Cap Equity Fund's Advisor, considers small capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than that of the largest company in the Russell 2000® Index during the most recent 12-month period (approximately $10.3 billion during the 12-month period ended December 31, 2016). The Russell 2000® Index is reconstituted annually. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Small Cap Equity Fund invests may vary with market conditions. Investments in companies that move above or below the capitalization range may continue to be held by the Small Cap Equity Fund in the Advisor's sole discretion. The Small Cap Equity Fund's investments in equity securities may include common stocks, depository receipts, and exchange traded-funds ("ETFs") that invest primarily in equity securities of small capitalization companies. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

The Small Cap Equity Fund seeks to meet its investment objective by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depository Receipts ("ADRs"). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

In pursuing the Small Cap Equity Fund's investment objective, the Advisor employs a fundamental, bottom-up research driven approach to identify companies for investment by the Small Cap Equity Fund. The Advisor focuses on those companies that it believes have high quality businesses that are undervalued by the market relative to what the Advisor believes to be their fair value. The Advisor seeks to identify high quality businesses by focusing on companies with the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.

The Fund generally seeks favorable performance relative to its benchmark, the Russell 2000 Index. However, the Advisor is not constrained by the composition of the Russell 2000 Index in selecting investments for the Fund.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Small Cap Equity Fund is set forth below. Before you decide whether to invest in the Small Cap Equity Fund, carefully consider these risk factors associated with investing in the Small Cap Equity Fund, which may cause investors to lose money. There can be no assurance that the Small Cap Equity Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Small Cap Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Small Cap Equity Fund invests.

Small-Cap Company Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

ETF Risk. Investing in an ETF will provide the Small Cap Equity Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Small Cap Equity Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Small Cap Equity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Small Cap Equity Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Small Cap Equity Fund's website, www.aristotlefunds.com, or by calling the Small Cap Equity Fund at 1-888-661-6691. The Small Cap Equity Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	9.36%	Quarter Ended 12/31/2016
Lowest Calendar Quarter Return at NAV	(0.41)%	Quarter Ended 03/31/2016

The year-to-date return for the Fund as of March 31, 2017 was 4.56%.

Average Annual Total Returns for periods ended December 31, 2016
Average Annual Total Returns - Aristotle Small Cap Equity Fund		1 Year	Since Inception	Inception Date
Class I		18.31%	12.07%	Oct. 30, 2015
Class I | After Taxes on Distributions	[1]	18.27%	12.01%	Oct. 30, 2015
Class I | After Taxes on Distributions and Sales	[1]	10.40%	9.21%	Oct. 30, 2015
Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)		21.31%	16.00%	Oct. 30, 2015
[1]	The total annual fund operating expenses and total annual fund operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.